American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Value ETF (VALQ)
November 30, 2020

American Century STOXX®U.S. Quality Value ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Aerospace and Defense — 1.7%
General Dynamics Corp.	2,113	315,577
Howmet Aerospace, Inc.	12,863	301,766
Huntington Ingalls Industries, Inc.	1,900	304,361
L3Harris Technologies, Inc.	1,658	318,319
Lockheed Martin Corp.	858	313,170
Textron, Inc.	26,783	1,207,913
		2,761,106
Air Freight and Logistics — 4.2%
CH Robinson Worldwide, Inc.	8,657	813,498
Expeditors International of Washington, Inc.	8,985	802,989
FedEx Corp.	8,905	2,551,995
United Parcel Service, Inc., Class B	15,283	2,614,463
		6,782,945
Auto Components — 0.4%
BorgWarner, Inc.	8,023	311,693
Lear Corp.	2,160	308,772
		620,465
Banks — 1.0%
Bank of America Corp.	11,203	315,476
Fifth Third Bancorp	11,910	301,799
Popular, Inc.	6,239	302,779
Regions Financial Corp.	25,160	384,193
Signature Bank	2,788	312,786
		1,617,033
Beverages — 0.4%
Coca-Cola Co. (The)	6,101	314,812
PepsiCo, Inc.	2,254	325,094
		639,906
Biotechnology — 3.4%
AbbVie, Inc.	13,661	1,428,668
Alexion Pharmaceuticals, Inc.(1)	3,401	415,296
Amgen, Inc.	1,473	327,065
Biogen, Inc.(1)	6,694	1,607,698
Gilead Sciences, Inc.	16,166	980,791
Regeneron Pharmaceuticals, Inc.(1)	768	396,311
United Therapeutics Corp.(1)	2,397	317,938
		5,473,767
Capital Markets — 2.1%
Ameriprise Financial, Inc.	1,685	312,129
Bank of New York Mellon Corp. (The)	7,979	312,138
Franklin Resources, Inc.	14,514	319,163
Invesco Ltd.	56,860	922,838
Janus Henderson Group plc	15,977	455,824
Lazard Ltd., Class A	4,228	157,789
Morgan Stanley	5,105	315,642
Raymond James Financial, Inc.	3,455	314,232
State Street Corp.	4,422	311,663
		3,421,418

Chemicals — 1.7%
CF Industries Holdings, Inc.	10,500	391,650
Eastman Chemical Co.	3,893	379,178
Huntsman Corp.	12,454	308,486
LyondellBasell Industries NV, Class A	17,869	1,520,652
Scotts Miracle-Gro Co. (The)	476	83,666
		2,683,632
Commercial Services and Supplies — 0.1%
Republic Services, Inc.	893	86,371
Communications Equipment — 1.2%
Ciena Corp.(1)	7,381	330,669
Cisco Systems, Inc.	7,620	327,812
F5 Networks, Inc.(1)	2,222	361,764
Juniper Networks, Inc.	38,505	838,254
		1,858,499
Construction and Engineering — 1.4%
EMCOR Group, Inc.	4,403	379,451
Quanta Services, Inc.	26,772	1,829,598
		2,209,049
Consumer Finance — 0.4%
Ally Financial, Inc.	10,450	309,842
American Express Co.	2,928	347,232
		657,074
Containers and Packaging — 1.4%
Amcor plc	28,423	322,033
AptarGroup, Inc.	4,318	545,450
International Paper Co.	8,017	396,681
Packaging Corp. of America	3,190	414,700
Sealed Air Corp.	7,066	318,394
Sonoco Products Co.	5,485	318,459
		2,315,717
Distributors — 0.2%
LKQ Corp.(1)	8,823	310,746
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,388	317,727
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	84,854	2,439,552
Liberty Global plc, Class C(1)	14,501	313,802
Verizon Communications, Inc.	21,416	1,293,741
		4,047,095
Electric Utilities — 2.7%
Alliant Energy Corp.	2,076	109,198
Exelon Corp.	7,595	311,927
Hawaiian Electric Industries, Inc.	12,823	459,448
IDACORP, Inc.	878	79,529
NRG Energy, Inc.	12,770	418,218
Portland General Electric Co.	4,603	190,472
PPL Corp.	37,039	1,052,648
Southern Co. (The)	15,918	952,692
Xcel Energy, Inc.	11,542	777,469
		4,351,601
Electrical Equipment — 0.4%
Acuity Brands, Inc.	2,657	315,439

Eaton Corp. plc	2,634	319,004
		634,443
Electronic Equipment, Instruments and Components — 1.6%
Arrow Electronics, Inc.(1)	3,461	317,201
Corning, Inc.	9,009	337,117
II-VI, Inc.(1)	4,844	327,697
Jabil, Inc.	8,520	325,634
SYNNEX Corp.	7,918	1,269,334
		2,576,983
Energy Equipment and Services — 0.2%
Halliburton Co.	18,128	300,743
Equity Real Estate Investment Trusts (REITs) — 2.2%
Boston Properties, Inc.	3,109	305,180
CubeSmart	11,602	377,413
Essex Property Trust, Inc.	315	77,452
Kimco Realty Corp.	42,083	607,679
National Retail Properties, Inc.	8,064	304,013
Simon Property Group, Inc.	14,627	1,207,751
UDR, Inc.	2,022	77,786
Welltower, Inc.	4,959	312,318
Weyerhaeuser Co.	11,104	322,460
		3,592,052
Food and Staples Retailing — 4.0%
BJ's Wholesale Club Holdings, Inc.(1)	7,512	307,917
Costco Wholesale Corp.	2,535	993,137
Kroger Co. (The)	111,619	3,683,427
Walmart, Inc.	9,394	1,435,309
		6,419,790
Food Products — 3.2%
Archer-Daniels-Midland Co.	6,422	319,623
Bunge Ltd.	5,182	305,168
Flowers Foods, Inc.	25,438	564,469
General Mills, Inc.	15,940	969,471
Hershey Co. (The)	591	87,403
Hormel Foods Corp.	1,719	81,102
Ingredion, Inc.	4,007	309,140
J.M. Smucker Co. (The)	3,549	415,943
Tyson Foods, Inc., Class A	31,443	2,050,084
		5,102,403
Gas Utilities — 0.3%
UGI Corp.	12,796	454,002
Health Care Equipment and Supplies — 1.6%
DENTSPLY SIRONA, Inc.	6,298	320,505
Hill-Rom Holdings, Inc.	3,346	317,401
Hologic, Inc.(1)	4,797	331,617
Medtronic plc	2,901	329,844
Quidel Corp.(1)	3,722	725,976
West Pharmaceutical Services, Inc.	2,005	551,696
		2,577,039
Health Care Providers and Services — 8.3%
Anthem, Inc.	9,308	2,899,628
Cardinal Health, Inc.	6,016	328,413
Chemed Corp.	175	83,694
Cigna Corp.	12,367	2,586,434

CVS Health Corp.	4,745	321,664
DaVita, Inc.(1)	3,422	375,907
HCA Healthcare, Inc.	2,489	373,624
Henry Schein, Inc.(1)	5,028	323,351
Humana, Inc.	4,717	1,889,253
Laboratory Corp. of America Holdings(1)	1,633	326,339
McKesson Corp.	9,779	1,759,340
Molina Healthcare, Inc.(1)	1,711	349,266
Quest Diagnostics, Inc.	2,577	319,496
UnitedHealth Group, Inc.	1,530	514,600
Universal Health Services, Inc., Class B	6,529	852,557
		13,303,566
Health Care Technology — 0.2%
Cerner Corp.	4,366	326,751
Hotels, Restaurants and Leisure — 0.8%
Darden Restaurants, Inc.	2,862	309,039
Texas Roadhouse, Inc.	4,181	316,920
Wendy's Co. (The)	14,533	319,581
Yum China Holdings, Inc.	5,378	303,211
		1,248,751
Household Durables — 2.6%
D.R. Horton, Inc.	5,160	384,420
Garmin Ltd.	697	81,382
Mohawk Industries, Inc.(1)	7,222	908,744
PulteGroup, Inc.	28,727	1,253,359
Tempur Sealy International, Inc.(1)	12,925	325,581
Whirlpool Corp.	6,517	1,268,273
		4,221,759
Household Products — 2.1%
Church & Dwight Co., Inc.	5,325	467,375
Clorox Co. (The)	407	82,605
Colgate-Palmolive Co.	11,498	984,689
Kimberly-Clark Corp.	6,265	872,777
Procter & Gamble Co. (The)	6,966	967,368
		3,374,814
Industrial Conglomerates — 1.2%
3M Co.	7,334	1,266,802
Carlisle Cos., Inc.	2,130	308,488
Honeywell International, Inc.	1,562	318,523
		1,893,813
Insurance — 2.6%
Aflac, Inc.	7,038	309,179
Allstate Corp. (The)	3,096	316,876
American Financial Group, Inc.	3,426	306,319
Fidelity National Financial, Inc.	2,190	78,818
Hartford Financial Services Group, Inc. (The)	7,166	316,737
MetLife, Inc.	15,338	708,155
Principal Financial Group, Inc.	6,421	319,702
Reinsurance Group of America, Inc.	7,807	899,991
Travelers Cos., Inc. (The)	2,380	308,567
Unum Group	27,375	608,546
		4,172,890
Interactive Media and Services — 3.6%
Alphabet, Inc., Class C(1)	1,835	3,230,958

Facebook, Inc., Class A(1)	9,380	2,597,978
		5,828,936
Internet and Direct Marketing Retail — 0.2%
eBay, Inc.	6,425	324,013
IT Services — 4.9%
Akamai Technologies, Inc.(1)	3,167	327,816
Amdocs Ltd.	4,854	319,442
Booz Allen Hamilton Holding Corp.	9,243	802,200
CACI International, Inc., Class A(1)	1,346	319,392
Cognizant Technology Solutions Corp., Class A	26,621	2,079,899
International Business Machines Corp.	26,095	3,223,254
MAXIMUS, Inc.	1,100	78,991
Western Union Co. (The)	35,112	792,127
		7,943,121
Leisure Products — 0.4%
Brunswick Corp.	4,687	349,838
Polaris, Inc.	3,406	326,976
		676,814
Life Sciences Tools and Services — 0.1%
Bio-Techne Corp.	318	96,453
Machinery — 1.3%
AGCO Corp.	5,148	476,241
Allison Transmission Holdings, Inc.	7,621	312,842
Caterpillar, Inc.	2,118	367,664
Cummins, Inc.	1,447	334,503
Oshkosh Corp.	3,735	300,668
Snap-on, Inc.	1,813	318,816
		2,110,734
Media — 2.2%
Comcast Corp., Class A	6,203	311,639
DISH Network Corp., Class A(1)	24,144	866,045
Fox Corp., Class A	11,013	317,615
Interpublic Group of Cos., Inc. (The)	18,078	402,778
Omnicom Group, Inc.	12,596	793,548
ViacomCBS, Inc., Class B	22,039	777,536
		3,469,161
Metals and Mining — 0.9%
Nucor Corp.	17,264	927,077
Reliance Steel & Aluminum Co.	2,647	311,817
Steel Dynamics, Inc.	5,993	217,006
		1,455,900
Multi-Utilities — 1.2%
Ameren Corp.	1,279	99,481
Consolidated Edison, Inc.	11,915	908,519
DTE Energy Co.	6,893	867,208
WEC Energy Group, Inc.	853	80,992
		1,956,200
Multiline Retail — 3.1%
Dollar General Corp.	399	87,213
Dollar Tree, Inc.(1)	2,916	318,544
Kohl's Corp.	19,389	624,326
Target Corp.	22,344	4,011,418
		5,041,501

Oil, Gas and Consumable Fuels — 0.5%
Chevron Corp.	3,395	295,976
Exxon Mobil Corp.	7,734	294,897
Phillips 66	4,794	290,421
		881,294
Personal Products — 0.2%
Herbalife Nutrition Ltd.(1)	6,612	316,781
Pharmaceuticals — 2.7%
Johnson & Johnson	8,715	1,260,886
Merck & Co., Inc.	4,051	325,660
Perrigo Co. plc	6,676	321,917
Pfizer, Inc.	36,410	1,394,867
Zoetis, Inc.	6,048	969,978
		4,273,308
Professional Services — 1.4%
CoreLogic, Inc.	4,203	325,733
FTI Consulting, Inc.(1)	3,115	327,137
ManpowerGroup, Inc.	10,591	917,710
Nielsen Holdings plc	19,547	316,075
Robert Half International, Inc.	5,233	335,854
		2,222,509
Real Estate Management and Development — 0.8%
CBRE Group, Inc., Class A(1)	6,140	375,400
Jones Lang LaSalle, Inc.(1)	6,921	915,579
		1,290,979
Road and Rail — 0.7%
CSX Corp.	3,494	314,635
Landstar System, Inc.	612	80,429
Norfolk Southern Corp.	1,339	317,370
Old Dominion Freight Line, Inc.	409	83,174
Union Pacific Corp.	1,987	405,507
		1,201,115
Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	4,447	366,789
Broadcom, Inc.	892	358,209
Intel Corp.	62,158	3,005,339
KLA Corp.	1,298	327,057
Lam Research Corp.	742	335,874
Maxim Integrated Products, Inc.	1,717	142,580
Micron Technology, Inc.(1)	5,077	325,385
ON Semiconductor Corp.(1)	11,348	326,255
Qorvo, Inc.(1)	2,243	351,433
QUALCOMM, Inc.	3,979	585,589
Skyworks Solutions, Inc.	2,338	330,056
		6,454,566
Software — 4.7%
Check Point Software Technologies Ltd.(1)	21,591	2,540,829
Citrix Systems, Inc.	2,659	329,503
Dropbox, Inc., Class A(1)	17,597	351,412
Intuit, Inc.	249	87,653
j2 Global, Inc.(1)	10,982	984,097
Microsoft Corp.	2,384	510,343
NortonLifeLock, Inc.	17,820	324,858
Oracle Corp., (New York)	37,137	2,143,548

VMware, Inc., Class A(1)	2,157	301,743
		7,573,986
Specialty Retail — 1.0%
Best Buy Co., Inc.	5,920	644,096
Lowe's Cos., Inc.	4,103	639,330
Williams-Sonoma, Inc.	3,752	410,731
		1,694,157
Technology Hardware, Storage and Peripherals — 5.7%
Apple, Inc.	25,372	3,020,537
Hewlett Packard Enterprise Co.	140,795	1,554,377
HP, Inc.	108,582	2,381,203
NetApp, Inc.	6,875	366,506
Seagate Technology plc	20,292	1,193,372
Xerox Holdings Corp.	27,573	603,573
		9,119,568
Textiles, Apparel and Luxury Goods — 0.4%
PVH Corp.	3,759	298,803
Ralph Lauren Corp.	4,005	343,429
		642,232
Thrifts and Mortgage Finance — 0.4%
Essent Group Ltd.	7,018	307,809
New York Community Bancorp, Inc.	33,266	322,348
		630,157
Tobacco — 0.9%
Altria Group, Inc.	7,919	315,414
Philip Morris International, Inc.	14,530	1,100,647
		1,416,061
Trading Companies and Distributors — 1.8%
HD Supply Holdings, Inc.(1)	5,824	324,863
United Rentals, Inc.(1)	6,823	1,548,684
W.W. Grainger, Inc.	772	322,928
Watsco, Inc.	2,853	648,658
		2,845,133
Water Utilities — 0.1%
American Water Works Co., Inc.	570	87,427
TOTAL COMMON STOCKS (Cost $139,845,862)		159,906,056
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $344,536)	344,536	344,536
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $140,190,398)		160,250,592
OTHER ASSETS AND LIABILITIES — 0.3%		540,815
TOTAL NET ASSETS — 100.0%		$160,791,407

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.